Prospectus Supplement                                    211070   1/04
dated January 23, 2004 to:

PUTNAM NEW OPPORTUNITIES FUND
Prospectuses dated October 30, 2003

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader              Since   Experience
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Daniel L. Miller              1990    1983 - Present       Putnam Management
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Portfolio members             Since   Experience
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Richard B. Weed               2003    2000 - Present       Putnam Management
                                      Prior to 2000        State Street Global
                                                           Advisors

Brian P. O'Toole              2002    June 2002 - Present  Putnam Management
                                      Prior to June 2002   Citigroup Asset
                                                           Management
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